Post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2022
Post-employment benefits [Abstract]
Post-employment benefits - Post-employment benefits [Text Block]

Philips Group

Post-employment benefits

in millions of EUR

	Germany		United States		Other Countries		Total
	2021	2022	2021	2022	2021	2022	2021	2022
Present value of funded DBO	(606)	(489)	(558)	(440)	(206)	(179)	(1,370)	(1,108)
Present value of unfunded DBO	(316)	(249)	(149)	(128)	(135)	(136)	(600)	(513)
Total present value of DBO	(921)	(738)	(708)	(568)	(341)	(315)	(1,970)	(1,621)
Fair value of plan assets	572	477	623	474	185	171	1,380	1,122
Net position	(349)	(261)	(84)	(94)	(157)	(144)	(590)	(499)

Value of reimbursement rights						6		6

Post-employment benefits - Classification net position [Text Block]

Philips Group

Classification net position

in millions of EUR

	Germany		United States		Other Countries		Total
	2021	2022	2021	2022	2021	2022	2021	2022
Total asset for plans in a surplus	3	9	65	34	1	4	69	46
Total liability for plans in a deficit	(352)	(270)	(149)	(128)	(157)	(148)	(659)	(546)
Provisions for post-employment benefit plans under AHFS
Net position	(349)	(261)	(84)	(94)	(157)	(144)	(590)	(499)

Post-employment benefits - Pre-tax costs for post-employment benefits [Text Block]

Philips Group

Pre-tax costs for post-employment benefits

in millions of EUR

	2020	2021	2022
Defined benefit plans	74	36	50
- included in income from operations	59	28	39
- included in financial expense	13	8	10
- included in Discontinued operations	1	1
Defined contribution plans	366	375	400
- included in income from operations	358	368	400
- included in Discontinued operations	8	7
Post-employment benefits costs	440	411	449

Post-employment benefits - Defined benefit obligations [Text Block]

Philips Group

Defined benefit obligations

in millions of EUR

	2021	2022
Balance as of January 1	2,153	1,970
Service cost	36	32
Interest cost	33	36
Employee contributions	7	4
Actuarial (gains) / losses
- demographic assumptions	3	2
- financial assumptions	(86)	(366)
- experience adjustment	(6)	12
(Negative) past service cost	(5)	16
Settlements	(90)
Benefits paid from plan	(95)	(95)
Benefits paid directly by employer	(33)	(41)
Translation differences and other	52	52
Balance as of December 31	1,970	1,621

Post-employment benefits - Plan assets [Text Block]

Philips Group

Plan assets

in millions of EUR

	2021	2022
Balance as of January 1	1,403	1,380
Interest income on plan assets	25	26
Admin expenses paid	(1)	(1)
Return on plan assets excluding interest income	44	(254)
Employee contributions	7	4
Employer contributions	33	17
Settlements	(86)	0
Benefits paid from plan	(96)	(95)
Translation differences and other	50	45
Balance as of December 31	1,380	1,122

Post-employment benefits - Plan assets allocation [Text Block]

Philips Group

Plan assets allocation

in millions of EUR

	2021	2022
Assets quoted in active markets
- Debt securities	790	560
- Equity securities
- Other	195	203

Assets not quoted in active markets
- Debt securities	1
- Equity securities	122	101
- Other	272	258
Total assets	1,380	1,122

Post-employment benefits - Assumptions used for defined benefit obligations in Germany, the United States and the rest of the world [Text Block]

Philips Group

Assumptions used for defined benefit obligations in Germany, the United States and the rest of the world in %

	Germany		United States		Other Countries		Total
	2021	2022	2021	2022	2021	2022	2021	2022
Discount rate	1.1%	4.1%	2.6%	5.2%	2.1%	4.9%	1.8%	4.7%
Inflation rate	1.8%	2.0%	2.2%	2.3%	2.0%	2.6%	2.0%	2.2%
Salary increase	2.5%	2.8%	0.0%	0.0%	2.9%	3.3%	2.6%	2.9%

Post-employment benefits - Sensitivity of key assumptions [Text Block]

Philips Group

Sensitivity of key assumptions

in millions of EUR

	2021	2022
Increase
Discount rate (1% movement)	(196)	(122)
Pension increase (1% movement)	99	57
Salary increase (1% movement)	19	12
Longevity1)	48	32
Decrease
Discount rate (1% movement)	241	145
Pension increase (1% movement)	(83)	(49)
Salary increase (1% movement)	(18)	(11)
1)The mortality table (i.e. longevity) also impacts the DBO. The above sensitivity table illustrates the impact on the DBO of a further 10% decrease in the assumed rates of mortality for the company’s major plans. A 10% decrease in assumed mortality rates equals improvement of life expectancy by 0.5 - 1 year.